Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [line items]
Payable after notice	[1],[2],[3]	$ 212,958
Payable on a fixed date	[1],[4]	505,675
Total	[1]	966,049	$ 943,849
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	174,263
Payable on a fixed date	[4]	350,443
Total		691,727	686,817
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	2,231
Payable on a fixed date	[4]	48,608
Total		99,096	90,442
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	180
Payable on a fixed date	[4]	30,906
Total		31,086	27,091
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	12,588
Payable on a fixed date	[4]	17,875
Total		37,553	36,751
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	5,823
Payable on a fixed date	[4]	6,950
Total		18,991	17,710
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	146
Payable on a fixed date	[4]	17,058
Total		23,876	23,232
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	3,631
Payable on a fixed date	[4]	4,909
Total		9,134	8,102
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	14,096
Payable on a fixed date	[4]	28,926
Total		54,586	53,704
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	149,312
Payable on a fixed date	[4]	137,889
Total		303,798	298,821
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	61,448
Payable on a fixed date	[4]	336,770
Total		617,874	600,114
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	2,198
Payable on a fixed date	[4]	31,016
Total		44,377	$ 44,914
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[5]	202,619
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	142,823
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	48,204
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	154
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	6,167
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	1,418
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	27
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	3,826
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	5,950
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	186,964
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	9,705
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[5]	44,797
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	24,198
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	53
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	6,936
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	51
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	5,254
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	567
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	7,738
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	10,647
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	32,692
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	$ 1,458

[1]	Deposits denominated in U.S. dollars amount to $309,983 (October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $20,198 (October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $34,709 (October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $115,267 (October 31, 2024 – $109,683).
[2]	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
[3]	Includes $122 (October 31, 2024 – $124) of non-interest-bearing deposits.
[4]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[5]	Deposits payable on demand include all deposits for which the Bank does not have the right to notice of withdrawal, generally chequing accounts.